Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 14,312,641	₩ 13,336,856
Investments in joint ventures, carrying amount	41,472	48,408
Investments in associates and joint ventures	₩ 14,354,113	₩ 13,385,264	₩ 12,811,771
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Turkey
Joint ventures, Ownership (%)	50.00%	50.00%
Investments in joint ventures, carrying amount	₩ 15,071	₩ 15,921
Investments in associates and joint ventures	₩ 15,071	₩ 15,921	12,487
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	49.00%	49.00%
Investments in joint ventures, carrying amount	₩ 13,342	₩ 22,880
Investments in associates and joint ventures	₩ 13,342	₩ 22,880	7,671
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	USA
Joint ventures, Ownership (%)	50.00%	50.00%
Investments in joint ventures, carrying amount	₩ 5,850	₩ 7,961
Investments in associates and joint ventures	₩ 5,850	₩ 7,961
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	USA
Joint ventures, Ownership (%)	50.00%	50.00%
Investments in joint ventures, carrying amount	₩ 1,600	₩ 1,646
Investments in associates and joint ventures	₩ 1,600	₩ 1,646
Techmaker GMBH [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Germany
Joint ventures, Ownership (%)	50.00%
Investments in joint ventures, carrying amount	₩ 5,609
Investments in associates and joint ventures	₩ 5,609
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 555,133	₩ 568,459
Investments in associates and joint ventures	₩ 555,133	₩ 568,459	551,548
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Investments in associates, carrying amount	₩ 323,294	₩ 311,552
Investments in associates and joint ventures	₩ 323,294	₩ 311,552	281,684
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 314,930	₩ 294,756
Investments in associates and joint ventures	₩ 314,930	₩ 294,756	288,457
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	54.90%	54.90%
Investments in associates, carrying amount	₩ 53,010	₩ 60,305
Investments in associates and joint ventures	₩ 53,010	₩ 60,305
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	28.40%	28.60%
Investments in associates, carrying amount	₩ 43,190	₩ 42,127
Investments in associates and joint ventures	₩ 43,190	₩ 42,127	40,974
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 15,700	₩ 14,342
Investments in associates and joint ventures	₩ 15,700	₩ 14,342	13,486
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 41,579	₩ 43,997
Investments in associates and joint ventures	₩ 41,579	₩ 43,997	42,469
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.10%	20.10%
Investments in associates, carrying amount	₩ 12,251,861	₩ 11,425,325
Investments in associates and joint ventures	₩ 12,251,861	₩ 11,425,325	11,208,315
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 14,043	₩ 14,904
Investments in associates and joint ventures	₩ 14,043	₩ 14,904	14,420
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Spain
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 13,930	₩ 13,698
Investments in associates and joint ventures	₩ 13,930	₩ 13,698	13,313
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	30.00%	30.00%
Investments in associates, carrying amount	₩ 30,063	₩ 31,269
Investments in associates and joint ventures	₩ 30,063	₩ 31,269
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%	20.00%
Investments in associates, carrying amount	₩ 311,990	₩ 250,034
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 39,723	₩ 40,016
Investments in associates and joint ventures	₩ 39,723	₩ 40,016	37,075
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	23.30%	23.40%
Investments in associates, carrying amount	₩ 62,248	₩ 63,469
Investments in associates and joint ventures	₩ 62,248	₩ 63,469	63,801
Content Wavve Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	30.00%	30.00%
Investments in associates, carrying amount	₩ 75,803	₩ 83,640
Investments in associates and joint ventures	₩ 75,803	₩ 83,640
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	49.90%	49.90%
Investments in associates, carrying amount	₩ 11,969	₩ 13,620
Investments in associates and joint ventures	₩ 11,969	₩ 13,620	₩ 28,549
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	33.30%
Investments in associates, carrying amount	₩ 6,449
Investments in associates and joint ventures	₩ 6,449
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	43.50%
Investments in associates, carrying amount	₩ 25,536
Investments in associates and joint ventures	₩ 25,536
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	27.30%
Investments in associates, carrying amount	₩ 10,902
Investments in associates and joint ventures	₩ 10,902
NANO-XIMAGING Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Israel
Associates, Ownership (%)	5.60%
Investments in associates, carrying amount	₩ 28,484
Investments in associates and joint ventures	₩ 28,484
Home Choice Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	17.80%
Investments in associates, carrying amount	₩ 3,585
Investments in associates and joint ventures	₩ 3,585
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Ownership (%)	21.40%	9.90%
Investments in associates, carrying amount	₩ 13,469	₩ 6,459
Investments in associates and joint ventures	₩ 13,469	6,459
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Investments in associates, carrying amount	₩ 65,750	58,884
Investments in associates and joint ventures	₩ 65,750	₩ 58,884